ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2017
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

21 ACQUISITIONS AND DISPOSALS

Accounting policy

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

21.1 Acquisitions

Year ended 31 December 2017

During the year ended 31 December 2017, the Group acquired one medical technology business deemed to be a business combination within the scope of IFRS 3 Business Combinations.

On 5 December 2017, the Group completed the acquisition of 100% of the share capital of Rotation Medical Inc., a developer of a novel tissue regeneration technology for shoulder rotator cuff repair. The acquisition furthers our strategy to invest in disruptive technologies that accelerate the transformation of Smith & Nephew to higher growth. The maximum consideration payable of $210m has a fair value of $196m and includes $17m of deferred and $72m of contingent consideration. The fair value of the contingent consideration is determined from the acquisition agreement, the Board-approved acquisition model and a risk-free discount rate of 2.5%. The maximum contingent consideration is $85m. The provisional fair values of assets acquired and liabilities assumed are set out below:

$ million
Intangible assets	61
Property, plant & equipment and inventory	3
Trade and other receivables	2
Trade and other payables	(3)
Net deferred tax assets	1
Net assets	64
Goodwill	132
Consideration (net of $nil cash acquired)	196

The goodwill is attributable to the control premium, the acquired workforce and the synergies that can be expected from integrating Rotation Medical, Inc. into the Group’s existing business. The goodwill is not expected to be deductible for tax purposes.

During the year ended 31 December 2017, the contribution to revenue and attributable profit from this acquisition is immaterial. If the acquisition had occurred at the beginning of the year, its contribution to revenue and attributable profit would have also been immaterial.

Year ended 31 December 2016

During the year ended 31 December 2016, the Group acquired two medical technology businesses deemed to be business combinations within the scope of IFRS 3 Business Combinations. The acquisition accounting was completed during 2017 with no measurement adjustments made.

On 4 January 2016, the Group completed the acquisition of 100% of the share capital of Blue Belt Holdings Inc., a business specialising in robotic technologies. The acquisition secures a leading position in the fast growing area of Orthopaedic robotics-assisted surgery. The fair value of consideration is $265m and includes $51m deferred consideration. The fair values of assets acquired were:

$ million
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	70
Property, plant & equipment and inventory	13
Trade and other payable	(11)
Provisions	(10)
Deferred tax assets	16
Net assets	78
Goodwill	184
Consideration (net of $3m cash acquired)	262

The goodwill is attributable to the revenue synergies of providing a full robotic surgery offering and future applications of the technological expertise. The goodwill is not expected to be deductible for tax purposes.

On 8 January 2016 the Group completed the acquisition of BST-CarGel, a first-line cartilage repair product from Piramal Healthcare (Canada) Limited. The fair value of the consideration is $42m and included $37m of deferred and contingent consideration. The fair values of net assets acquired are: product intangible assets of $15m, inventory of $1m, and a deferred tax liability of $1m. The goodwill, which is expected to be deductible for tax purposes, arising on the acquisition is $27m, is attributable to the future penetration into new markets expected from the transaction.

During the year ended 31 December 2016, the contribution to revenue and attributable profit from these acquisitions is immaterial. If the acquisitions had occurred at the beginning of the year, their contribution to revenue and attributable profit would have also been immaterial.

Year ended 31 December 2015

During the year ended 31 December 2015, the Group acquired its distributor in Colombia and its distributor and a manufacturer in Russia. The acquisitions are deemed to be business combinations within the scope of IFRS 3 Business Combinations. The aggregated total fair value of the consideration was $68m and included $23m of contingent consideration and $13m through the settlement of working capital commitments. The acquisition accounting was completed in 2016 with no measurement adjustments being made.

The following table summarises the aggregate consideration transferred and the aggregate fair value amounts of assets acquired and liabilities assumed at the acquisition date:

$ million
Identifiable assets acquired and liabilities assumed
Intangible assets	19
Other assets[1]	29
Liabilities	(14)
Net assets	34
Goodwill	34
Consideration (net of $1m cash acquired)	68
1	Including net cash of $1m.

The aggregated goodwill arising on the acquisitions is $34m. This is attributable to the additional economic benefits expected from the transactions, including the assembled workforces, which have been transferred as part of the acquisitions. The goodwill recognised is not deductible for tax purposes. The contribution to revenue and attributable profit from these acquisitions for the year ended 31 December 2015 was immaterial. If the acquisitions had occurred at the beginning of the year, their contributions to revenue and attributable profit for the year ended 31 December 2015 would also have been immaterial.

21.2 Disposal of business

During the year ended 31 December 2016, the Group disposed of its Gynaecology business for cash consideration of $350m. The net assets disposed included $6m plant and equipment, and $4m inventory. Disposal related costs of $7m and liabilities of $7m resulted in a pre-tax gain on disposal of $326m.

For the years ended 31 December 2015 and 31 December 2017, the Group did not dispose of any businesses.